Commitments and Contingencies - Product Liability Litigation (Details)	1 Months Ended					2 Months Ended	12 Months Ended
	Nov. 30, 2021 lawsuit	Oct. 31, 2021 USD ($) lawsuit wave	Jun. 30, 2021 USD ($)	Apr. 30, 2021 USD ($) plaintiff	Dec. 31, 2020 plaintiff	Jun. 30, 2021 lawsuit	Dec. 31, 2021 USD ($) individual lawsuit plaintiff
Product Liability - Dual-Ended Combat Arms Earplugs
Product Liability Litigation
Number of lawsuits filed							3,616
Number of putative class action and other lawsuits							14
Number of plaintiffs | plaintiff							13,531
Accrued loss contingency reserve | $							$ 0
Product Liability - Dual-Ended Combat Arms Earplugs | Multi-district litigation (MDL)
Product Liability Litigation
Number of lawsuits filed		240,000
Number of plaintiffs | plaintiff				3	3
Amount of punitive damages awarded | $				$ 6,000,000
Settlement amount paid | $		$ 8,000,000	$ 1,000,000	7,000,000
Loss contingency, number of initial cases						2
Apportioned fault of company			62.00%
Apportioned fault of plaintiff			38.00%
Number of lawsuits pending		1,500					50,000
Loss contingency number of waves of pending claims | wave		3
Loss contingency, number of pending claims per wave	500	500
Loss contingency, pending claims, period	8 months	14 months
Product Liability - Dual-Ended Combat Arms Earplugs | State court
Product Liability Litigation
Number of lawsuits filed							65
Number of plaintiffs | individual							1,100
Product Liability - Dual-Ended Combat Arms Earplugs | Maximum | Multi-district litigation (MDL)
Product Liability Litigation
Litigation settlement expense compensatory | $				$ 1,000,000
Product Liability - Dual-Ended Combat Arms Earplugs, Seventh Trial | Multi-district litigation (MDL)
Product Liability Litigation
Settlement amount paid | $							$ 13,000,000
Product Liability - Dual-Ended Combat Arms Earplugs, Eighth Trial | Multi-district litigation (MDL)
Product Liability Litigation
Settlement amount paid | $							23,000,000
Product Liability - Dual-Ended Combat Arms Earplugs, Eleventh Trail, Plaintiff One | Multi-district litigation (MDL)
Product Liability Litigation
Settlement amount paid | $							15,000,000
Product Liability - Dual-Ended Combat Arms Earplugs, Eleventh Trail, Plaintiff Two | Multi-district litigation (MDL)
Product Liability Litigation
Settlement amount paid | $							$ 40,000,000
Product Liability - Bair Hugger
Product Liability Litigation
Number of lawsuits filed							5,266
Accrued loss contingency reserve | $							$ 0
Product Liability - Bair Hugger | Canada.
Product Liability Litigation
Number of putative class action and other lawsuits							1
Product Liability - Bair Hugger | Multi-district litigation (MDL)
Product Liability Litigation
Number of cases stayed							3
Product Liability - Bair Hugger | State court
Product Liability Litigation
Number of lawsuits filed							4
Product Liability - Bair Hugger | U.S. District Court for the District of Minnesota
Product Liability Litigation
Number of lawsuits filed							61
Product Liability - Bair Hugger | Minimum
Product Liability Litigation
Number of plaintiffs | individual							5,000
Product Liability - Bair Hugger and medical malpractice claims | Hidalgo County Texas
Product Liability Litigation
Number of lawsuits pending							1
Product Liability - Bair Hugger and medical malpractice claims | Jackson County Missouri
Product Liability Litigation
Number of lawsuits pending							2